Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Expected income tax (recovery)	$ (2,569,654)	$ (886,149)	$ (2,679,842)
Effect of lower tax rates in foreign jurisdictions	(1,534,592)	(474,971)	(2,393,803)
Permanent differences	1,007,427	1,010,562	2,594,459
Change in unrecognized deductible temporary differences and other	260,595	(1,428,442)	(60,006)
Foreign exchange	346,322	339,668	(892,038)
Income Tax Expense	$ (2,489,902)	$ (1,439,332)	$ (3,431,230)